Supplement to the
Spartan® U.S. Bond Index Fund
Investor Class and Fidelity Advantage® Class
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.17%	0.12%
Total annual operating expenses	0.22%	0.17%
Fee waiver and/or expense reimbursementA	0.02%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.20%	0.07%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.20% and 0.07%, respectively. These arrangements will remain in effect through October 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

UBI-15-02  August 3, 2015
1.479318.125

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

Investor Class

Fidelity Advantage Class

1 year	$ 20	$ 7
3 years	$ 66	$ 32
5 years	$ 119	$ 73
10 years	$ 276	$ 195

The following information replaces similar information for Alan Bembenek found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 27.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.

Supplement to the
Spartan® U.S. Bond Index Fund
Class F
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.05%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses	0.05%
Fee waiver and/or expense reimbursementA	0.00%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.05%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.05%. This arrangement will remain in effect through October 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

1 year	$ 5
3 years	$ 16
5 years	$ 28
10 years	$ 64
UBI-F-15-02  August 3, 2015
1.924940.106

The following information replaces similar information for Alan Bembenek found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 19.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.

Supplement to the
Spartan® U.S. Bond Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
October 30, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Total annual operating expenses	0.07%	0.05%
Fee waiver and/or expense reimbursementA	0.01%	0.00%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.06%	0.05%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.06% and 0.05%, respectively. These arrangements will remain in effect through October 31, 2016. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

UII-UDV-15-02  August 3, 2015
1.929869.104

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 4.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 6	$ 5
3 years	$ 20	$ 16
5 years	$ 37	$ 28
10 years	$ 88	$ 64

The following information replaces similar information for Alan Bembenek found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Jay Small (co-manager) has managed the fund since April 2015.

The following information replaces the biographical information for Alan Bembenek found in the "Fund Management" section on page 21.

Jay Small is co-manager of the fund, which he has managed since April 2015. He also manages other funds. Prior to joining Fidelity Investments in 2010 as a corporate bond trader, Mr. Small worked as a corporate bond trader at 40/86 Advisors (formerly known as Conseco Capital Management, Inc.) from 2007 to 2010.